Financial obligations - Total financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial obligations
Beginning balance	$ 531,653	$ 571,688	$ 587,062
Additions	550,000	0	0
Debt issuance costs	(10,700)	0	0
Amortization of debt issuance costs in results, note 29(a)	717	0	0
Additions	0	0	161,894
Payments of financial obligations	(21,585)	(38,994)	(186,152)
Effect of amortized cost, note 29(a)	8,837	(361)	0
Amortization of debt issuance costs in results, note 29(a)	885	976	2,109
Increase (reduction) of debt restructuring costs	(225)	1,992	728
Additions	2,972	5,213	19,885
Accretion expense for leases related to rights in use, note 29(a)	176	180	293
Payments	(5,205)	(4,080)	(7,596)
Disposals of lease obligations		(977)	(5,079)
Final balance	$ 1,057,975	$ 531,653	$ 571,688